Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stocks [Member]	Total	Treasury Stock, Common [Member]
Balance at Dec. 31, 2021		$ 2	$ 25,105,357	$ (16,144,151)	$ (54,240)		$ 8,906,968
Balance, shares at Dec. 31, 2021		24,671
Stock based compensation			187,385				187,385
Warrants issued on long-term debt			1,035,253				1,035,253
Common stock issued for service			667,998				667,998
Common stock issued for service, shares		696
Common stock issued for asset acquisition			359,250				359,250
Common stock issued for asset acquisition, shares		167
Common stock issued for cash and exercise for warrants			250,000				250,000
Common stock issued for cash and exercise for warrants, shares		125
Common stock issued for note payment			547,777				547,777
Common stock issued for note payment, shares		667
Common stock issued to settle related party notes payable and accrued interest			176,228				176,228
Net Loss				(13,194,969)			(13,194,969)
Cumulative translation adjustment					(181,613)		(181,613)
Balance at Dec. 31, 2022		$ 2	28,329,248	(29,339,120)	(235,853)		(1,245,723)
Balance, shares at Dec. 31, 2022		26,766
Stock based compensation			20,190				20,190
Common stock issued for service		$ 0	23,000				23,000
Common stock issued for service, shares		66
Common stock issued for note payment		$ 1	1,743,229				1,743,230
Common stock issued for note payment, shares		7,471
Common stock issued for cash		$ 1	1,880,691				1,880,692
Common stock issued for cash, shares		9,474
Net Loss				(1,951,402)			(1,951,402)
Cumulative translation adjustment					85,574		85,574
Repurchase of common stock							(76,323)	(76,323)
Balance at Mar. 31, 2023		$ 4	31,996,358	(31,290,522)	(150,279)		479,238	(76,323)
Balance, shares at Mar. 31, 2023		43,777
Balance at Dec. 31, 2022		$ 2	28,329,248	(29,339,120)	(235,853)		(1,245,723)
Balance, shares at Dec. 31, 2022		26,766
Net Loss							(3,848,950)
Balance at Sep. 30, 2023		$ 11	33,908,125	(33,188,070)	(161,450)		482,293	(76,323)
Balance, shares at Sep. 30, 2023		119,399
Balance at Dec. 31, 2022		$ 2	28,329,248	(29,339,120)	(235,853)		(1,245,723)
Balance, shares at Dec. 31, 2022		26,766
Stock based compensation			69,125				69,125
Common stock issued for service		$ 4	477,059				477,063
Common stock issued for service, shares		41,574
Common stock issued for cash and exercise for warrants		$ 25	3,913,421				3,913,446
Common stock issued for cash and exercise for warrants, shares		251,909
Common stock issued for note payment		$ 3	3,053,085				3,053,088
Common stock issued for note payment, shares		27,584
Common stock issued to settle related party notes payable and accrued interest, shares		441
Common stock issued to settle subordinated related party note		$ 8	569,992				570,000
Common stock issued to settle subordinated related party note, shares		79,167
Treasury Stock						(76,323)	(76,323)
Net Loss				(4,471,612)			(4,471,612)
Cumulative translation adjustment					55,858		55,858
Common stock issued to settle related party notes payable		$ 3	249,997				250,000
Common stock issued to settle related party notes payable, shares		34,722
Balance at Dec. 31, 2023		$ 46	36,661,926	(33,810,732)	(179,995)	(76,323)	2,594,922	(76,323)
Balance, shares at Dec. 31, 2023		461,722
Balance at Mar. 31, 2023		$ 4	31,996,358	(31,290,522)	(150,279)		479,238	(76,323)
Balance, shares at Mar. 31, 2023		43,777
Stock based compensation			16,940				16,940
Common stock issued for service		$ 0	18,000				18,000
Common stock issued for service, shares		1,406
Common stock issued for note payment		$ 0	758,588				758,588
Common stock issued for note payment, shares		8,142
Common stock issued for cash		$ 0	200,000				200,000
Common stock issued for cash, shares		1,000
Net Loss				(1,451,735)			(1,451,735)
Cumulative translation adjustment					(36,744)		(36,744)
Balance at Jun. 30, 2023		$ 4	32,989,886	(32,742,257)	(187,023)		(15,713)	(76,323)
Balance, shares at Jun. 30, 2023		54,325
Stock based compensation			17,588				17,588
Common stock issued for service		$ 1	67,999				68,000
Common stock issued for service, shares		4,463
Common stock issued for cash and exercise for warrants		$ 5	281,384				281,389
Common stock issued for cash and exercise for warrants, shares		48,640
Common stock issued for note payment		$ 1	551,268				551,269
Common stock issued for note payment, shares		11,971
Net Loss				(445,813)			(445,813)
Cumulative translation adjustment					25,573		25,573
Balance at Sep. 30, 2023		$ 11	33,908,125	(33,188,070)	(161,450)		482,293	(76,323)
Balance, shares at Sep. 30, 2023		119,399
Balance at Dec. 31, 2023		$ 46	36,661,926	(33,810,732)	(179,995)	(76,323)	2,594,922	(76,323)
Balance, shares at Dec. 31, 2023		461,722
Stock based compensation			8,800				8,800
Common stock issued for service		$ 1	32,999				33,000
Common stock issued for service, shares		5,238
Common stock issued for note payment		$ 2	68,318				68,320
Common stock issued for note payment, shares		15,000
Common stock issued for cash		$ 23	836,337				836,360
Common stock issued for cash, shares		226,656
Common stock issued for loan commitment fees		$ 1	49,999				50,000
Common stock issued for loan commitment fees, shares		7,092
Net Loss				(1,093,095)			(1,093,095)
Cumulative translation adjustment					78,033		78,033
Balance at Mar. 31, 2024		$ 73	37,658,379	(34,903,827)	(101,962)		2,576,340	(76,323)
Balance, shares at Mar. 31, 2024		715,708
Balance at Dec. 31, 2023		$ 46	36,661,926	(33,810,732)	(179,995)	$ (76,323)	2,594,922	(76,323)
Balance, shares at Dec. 31, 2023		461,722
Net Loss							(4,260,209)
Balance at Sep. 30, 2024		$ 351	42,973,403	(38,070,941)	(101,171)		4,725,319	(76,323)
Balance, shares at Sep. 30, 2024		3,446,744
Balance at Mar. 31, 2024		$ 73	37,658,379	(34,903,827)	(101,962)		2,576,340	(76,323)
Balance, shares at Mar. 31, 2024		715,708
Stock based compensation			(14,423)				(14,423)
Common stock issued for service		$ 2	21,998				22,000
Common stock issued for service, shares		6,319
Common stock issued for note payment		$ 44	1,684,707				1,684,751
Common stock issued for note payment, shares		426,831
Common stock issued for cash		$ 113	2,145,942				2,146,055
Common stock issued for cash, shares		1,113,000
Common stock issued for loan commitment fees		$ 1	23,299				23,300
Common stock issued for loan commitment fees, shares		10,000
Net Loss				(1,841,967)			(1,841,967)
Cumulative translation adjustment					18,789		18,789
Balance at Jun. 30, 2024		$ 233	41,519,902	(36,745,794)	(83,173)		4,614,845	(76,323)
Balance, shares at Jun. 30, 2024		2,271,858
Stock based compensation			4,306				4,306
Common stock issued for service		$ 3	43,996				43,999
Common stock issued for service, shares		26,063
Common stock issued for cash and exercise for warrants		$ 98	940,125				940,223
Common stock issued for cash and exercise for warrants, shares		979,823
Common stock issued for note payment		$ 13	419,490				419,503
Common stock issued for note payment, shares		129,700
Common stock issued for loan commitment fees		$ 4	45,584				45,588
Common stock issued for loan commitment fees, shares		39,300
Net Loss				(1,325,147)			(1,325,147)
Cumulative translation adjustment					(17,998)		(17,998)
Balance at Sep. 30, 2024		$ 351	$ 42,973,403	$ (38,070,941)	$ (101,171)		$ 4,725,319	$ (76,323)
Balance, shares at Sep. 30, 2024		3,446,744